Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	101,967,467.62	11,620
Yield Supplement Overcollateralization Amount 02/28/22	2,851,524.26	0
Receivables Balance 02/28/22	104,818,991.88	11,620
Principal Payments	8,028,508.17	349
Defaulted Receivables	100,339.47	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	2,519,719.83	0
Pool Balance at 03/31/22	94,170,424.41	11,263

Pool Statistics	$ Amount	# of Accounts
Pool Factor	10.97%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	884,534.89	71
Past Due 61-90 days	256,783.00	20
Past Due 91-120 days	23,815.22	2
Past Due 121+ days	0.00	0
Total	1,165,133.11	93

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.29%
Delinquency Trigger Occurred	NO

Recoveries	101,540.70
Aggregate Net Losses/(Gains) - March 2022	(1,201.23)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.01%
Prior Net Losses/(Gains) Ratio	-0.50%
Second Prior Net Losses/(Gains) Ratio	0.62%
Third Prior Net Losses/(Gains) Ratio	-0.35%
Four Month Average	-0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average Contract Rate	3.08%
Weighted Average Contract Rate, Yield Adjusted	6.09%
Weighted Average Remaining Term	21.47

Flow of Funds	$ Amount
Collections	8,392,759.89
Investment Earnings on Cash Accounts	263.97
Servicing Fee	(87,349.16)
Transfer to Collection Account	0.00
Available Funds	8,305,674.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	174,922.02
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	7,797,043.21
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	268,935.80

Total Distributions of Available Funds	8,305,674.70

Servicing Fee	87,349.16
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 03/15/22	93,796,048.73
Principal Paid	7,797,043.21
Note Balance @ 04/15/22	85,999,005.52

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-3
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-4
Note Balance @ 03/15/22	69,276,048.73
Principal Paid	7,797,043.21
Note Balance @ 04/15/22	61,479,005.52
Note Factor @ 04/15/22	85.7208666%

Class B
Note Balance @ 03/15/22	24,520,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	24,520,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	239,695.69
Total Principal Paid	7,797,043.21
Total Paid	8,036,738.90

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	3.03000%
Interest Paid	174,922.02
Principal Paid	7,797,043.21
Total Paid to A-4 Holders	7,971,965.23

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2985597
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7118270
Total Distribution Amount	10.0103867

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	2.4389573
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	108.7150475
Total A-4 Distribution Amount	111.1540048

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,042,854.72
Investment Earnings	233.47
Investment Earnings Paid	(233.47)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$234,969.99	$214,746.49	$367,776.09
Number of Extensions	19	18	28
Ratio of extensions to Beginning of Period Receivables Balance	0.22%	0.19%	0.31%